SEPARATION FROM DOWDUPONT Receipt of ECP (Details) - USD ($) $ in Millions	3 Months Ended								4 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2017
Cash and cash equivalents at end of year	$ 2,724				$ 6,189				$ 6,189	$ 2,724	$ 6,189	$ 6,607
Accounts and notes receivable - Trade	5,646				5,386				5,386	5,646	5,386
Other	3,389				4,208				4,208	3,389	4,208
Inventories	6,899				6,045				6,045	6,899	6,045
Other current assets	712				510				510	712	510
Investment in nonconsolidated affiliates	3,320				3,107				3,107	3,320	3,107	2,974
Net property	21,418				21,584				21,584	21,418	21,584	20,161
Goodwill	9,846				9,833				9,833	9,846	9,833	7,541
Other intangible assets	4,225				4,729				4,729	4,225	4,729
Deferred income tax assets	1,779				1,114				1,114	1,779	1,114
Total Assets					85,852				85,852		85,852
Trade	4,456				4,004				4,004	4,456	4,004
Accounts payable - Other	2,479				2,463				2,463	2,479	2,463
Accrued and other current liabilities	2,931				3,389				3,389	2,931	3,389
Deferred income tax liabilities	501				27				27	501	27
Pension and other postretirement benefits - noncurrent	8,926				10,494				10,494	8,926	10,494
Other noncurrent obligations	4,709				5,193				5,193	4,709	5,193
Net sales	$ 11,944	$ 12,634	$ 12,789	$ 12,237	$ 12,061	$ 10,991	$ 10,554	$ 10,124		49,604	43,730	36,264
Income (loss) from continuing operations before income taxes										3,749	237	1,260
Amortization of Merger-related inventory step-up										2	$ 120	$ 0
ECP [Member]
Cash and cash equivalents at end of year													$ 1
Accounts and notes receivable - Trade													169
Other													32
Inventories													529
Other current assets													6
Investment in nonconsolidated affiliates													116
Net property													817
Goodwill													3,617
Other intangible assets													1,484
Deferred income tax assets													9
Total Assets													6,780
Trade													102
Accounts payable - Other													29
Accrued and other current liabilities													31
Deferred income tax liabilities													683
Pension and other postretirement benefits - noncurrent													6
Other noncurrent obligations													3
Liabilities													854
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments Related to Previous Period									233	182
Net sales									558	1,512
Income (loss) from continuing operations before income taxes									(46)	178
ECP [Member] | Cost of sales
Amortization of Merger-related inventory step-up									$ 120	$ 2
Retained Earnings [Member] | ECP [Member]
Net Assets													$ 5,926